Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Diluted Weighted-Average Shares of Common Stock Outstanding

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	Three Months Ended March 31,
	2025	2024
Convertible preferred stock	—	13,661,416
Stock options	4,329,617	—
Placement agent warrants	275,410	—
	4,605,027	13,661,416

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	December 31,
	2024	2023
Convertible preferred stock	—	13,661,416
Stock options	4,329,617	—
Placement agent warrants	275,410	—
	4,605,027	13,661,416